Average Annual Total Returns{- Fidelity Government Money Market Fund} - 04.30 Fidelity Government Money Market Fund Capital Reserves Prospectus-10 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund: Capital Reserves Class - Return Before Taxes
	Past 1 year	Past 5 years	Since Inception
Total	0.01%	0.50%	0.37%	[1]

[1]	(a)From April 6, 2015